INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets Net
Schedule of Intangible Assets
	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2022	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2022	$7,028	$4,920	$5,500	$17,448

Accumulated Depreciation:

Balance on January 1, 2022	$971	$609	$661	$2,241
Additions	403	253	411	1,067

Balance on December 31, 2022	1,374	862	1,072	3,308

Amortized cost on December 31, 2022	$5,654	$4,058	$4,428	$14,140

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2021	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2021	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2021	$567	$356	$386	$1,309
Additions	404	253	275	932

Balance on December 31, 2021	971	609	661	2,241

Amortized cost on December 31, 2021	$6,057	$4,311	$4,839	$15,207